Schedule of Investments (unaudited)	iShares® Asia/Pacific Dividend ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 40.3%
Ampol Ltd.	38,739	$916,273
ANZ Group Holdings Ltd.	43,691	770,901
Bank of Queensland Ltd.	161,831	635,342
Bendigo & Adelaide Bank Ltd.	108,890	695,691
BHP Group Ltd.	32,293	987,972
CSR Ltd.	239,929	1,080,393
Elders Ltd.	120,156	701,930
Fortescue Ltd.	74,334	1,436,634
Harvey Norman Holdings Ltd.	374,640	1,076,644
JB Hi-Fi Ltd.	34,641	1,288,730
Magellan Financial Group Ltd.	281,785	1,651,651
Nick Scali Ltd.	145,471	1,176,136
Perpetual Ltd.	44,017	740,694
Rio Tinto Ltd.	8,778	755,324
South32 Ltd.	252,493	546,702
Super Retail Group Ltd.	82,409	850,476
Viva Energy Group Ltd.(a)	531,647	1,211,019
Westpac Banking Corp.	45,213	709,284
		17,231,796
Hong Kong — 22.0%
BOC Hong Kong Holdings Ltd.	147,000	352,329
CK Hutchison Holdings Ltd.	111,500	575,877
CK Infrastructure Holdings Ltd.	133,000	789,866
Henderson Land Development Co. Ltd.	219,000	570,631
Hongkong Land Holdings Ltd.	129,400	403,923
Hysan Development Co. Ltd.	234,000	403,882
Kerry Properties Ltd.	327,000	519,270
New World Development Co. Ltd.(b)	387,250	474,634
PCCW Ltd.	2,273,000	1,175,714
Power Assets Holdings Ltd.	147,500	863,640
Sino Land Co. Ltd.	532,000	555,708
Sun Hung Kai Properties Ltd.	40,500	378,002
Swire Pacific Ltd., Class A	61,500	475,827
Swire Properties Ltd.	203,400	380,108
VTech Holdings Ltd.	253,500	1,468,269
		9,387,680
Japan — 30.1%
Haseko Corp.	52,200	678,803
Iino Kaiun Kaisha Ltd.	81,600	712,635
JAFCO Group Co. Ltd.	49,100	582,360
Kumagai Gumi Co. Ltd.	26,300	684,485
Mitsubishi HC Capital Inc.	96,200	682,101
Mitsui OSK Lines Ltd.	71,700	2,575,497
MS&AD Insurance Group Holdings Inc.	16,200	668,975
Nippon Yusen KK	65,900	2,270,971
Nishimatsu Construction Co. Ltd.	27,100	744,952
Niterra Co. Ltd.	34,900	939,808
Sojitz Corp.	28,880	681,609
Security	Shares	Value

Japan (continued)
Sumitomo Corp.	32,600	$749,729
Yamato Kogyo Co. Ltd.	15,700	869,054
		12,840,979
New Zealand — 1.9%
Spark New Zealand Ltd.	248,873	808,537

Singapore — 5.6%
Golden Agri-Resources Ltd.	3,899,000	784,741
Keppel Ltd.	177,600	943,724
Oversea-Chinese Banking Corp. Ltd.	68,800	658,097
		2,386,562

Total Common Stocks — 99.9%
(Cost: $43,969,119)		42,655,554

Warrants

Australia — 0.0%
Magellan Financial Group Ltd. (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD )(c)	1	—

Total Warrants — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.9%
(Cost: $43,969,119)		42,655,554

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(d)(e)(f)	473,020	473,304
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(d)(e)	20,000	20,000

Total Short-Term Securities — 1.1%
(Cost: $493,351)		493,304

Total Investments — 101.0%
(Cost: $44,462,470)		43,148,858

Liabilities in Excess of Other Assets — (1.0)%		(446,975)

Net Assets — 100.0%		$42,701,883

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Asia/Pacific Dividend ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$473,118	(a)	$—	$233	$(47)	$473,304	473,020	$2,077	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	10,000	(a)	—	—	—	20,000	20,000	1,715		—
					$233	$(47)	$493,304		$3,792		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	1	02/28/24	$21	$(91)
Mini TOPIX Index	1	03/07/24	17	1,155
				$1,064

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,593,278	$41,062,276	$—	$42,655,554

Schedule of Investments (unaudited) (continued)	iShares® Asia/Pacific Dividend ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Warrants	$—	$—	$—	$—
Short-Term Securities
Money Market Funds	493,304	—	—	493,304
	$2,086,582	$41,062,276	$—	$43,148,858
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,155	$—	$1,155
Liabilities
Equity Contracts	—	(91)	—	(91)
	$—	$1,064	$—	1,064

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3